Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Future Minimum Payments Under Loan Facility
The following table summarizes future minimum payments under the term loan facility as of December 31, 2020:

Year Ending December 31,
2021	$1,165,958
2022	2,222,125
2023	2,085,250
2024	517,635

Total future minimum payments	5,990,968
Less: interest payments	(1,058,815)

Principal amount of long-term debt	4,932,153
Current portion of long-term debt	(833,333)

Long-term debt, net	$4,098,820